Disclosures about major customers and credit risk	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosures about major customers and credit risk	Disclosures about major customers and credit risk
Credit risk is the risk that customers (wholesalers, distributors, pharmacies, hospitals, clinics or government agencies) may fail to pay their debts; for Sanofi, that risk is mainly concentrated on amounts receivable from wholesalers in the United States. Sanofi manages credit risk by vetting customers in order to set credit limits and risk levels, and asking for guarantees or insurance where necessary; performing controls; and monitoring qualitative and quantitative indicators of accounts receivable balances, such as the period of credit taken and overdue payments.
Sales generated by Sanofi with its biggest customers, in particular certain wholesalers in the United States, represented 27% of net sales in 2022. The three largest customers respectively accounted for approximately 12%, 8% and 7% of Sanofi's net sales in 2022 (10%, 7% and 6% in 2021; 10%, 6% and 5% in 2020).